Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities
Schedule of Commitments

	Capital	Operating	Total Commited Expenditures	Less: Committed Financing for Upcoming Aircraft Deliveries*	Net Committed Expenditures
	(in thousands)
2013	$452,047	$39,312	$491,359	$312,000	$179,359
2014	431,094	30,575	461,669	—	461,669
2015	242,943	30,872	273,815	—	273,815
2016	80,451	31,813	112,264	—	112,264
2017	265,363	32,081	297,444	—	297,444
Thereafter	457,050	232,430	689,480	—	689,480
*
See below for a detailed discussion of the committed financings Hawaiian has received for its upcoming capital commitments for aircraft deliveries.